Redeemable Preferred Stock and Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2010
Stated Dividend Rates on RPS Issued to KDIC and Strider

The dividends on the RPS issued to KDIC and Strider are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

RPS issued to KDIC (Series 1 to 5)	4.04%
RPS issued to Strider:
Series 6	7.00%
Series 7	7.46%
Series 8	7.86%